UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22561

SkyBridge G II Fund, LLC (Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SkyBridge G II Fund, LLC

Schedule of Investments

December 31, 2016 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - **,‡
Directional Equity
Omega Capital Investors, L.P. - e	$5,839	$4,751	0.01%

Total Directional Equity	5,839	4,751	0.01

Event Driven
400 Capital Credit Opportunities Fund LP - a,c	5,000,001	5,328,881	4.89
Alden Global CRE Opportunities Fund, LP - a,c	900,000	917,166	0.84
Alden Global Hellenic Opportunities Fund, L.P. - b,d	596,121	685,892	0.63
Amber Global Opportunities Fund LP - Class L(R) - a,c	450,000	571,004	0.53
Axonic Credit Opportunities Fund L.P. - c	3,632,610	3,869,397	3.55
Axonic Credit Opportunities Overseas Fund, Ltd. - c	2,700,000	2,846,652	2.61
Candlewood Structured Credit Harvest Fund, LP - c	1,900,000	1,991,348	1.83
Cerberus CMBS Opportunities Fund, L.P. - a,c	1,630,000	1,675,123	1.54
Ellington Credit Opportunities Partners, L.P. - a,c	1,800,000	1,792,209	1.65
GoldenTree Offshore Fund, Ltd. - c	1,200,000	1,286,621	1.18
Marathon Securitized Credit Fund, Ltd. - a,c	4,287,652	4,478,544	4.11
Metacapital Mortgage Value Fund, LP - c	1,156,718	1,212,856	1.11
Polygon European Equity Opportunity Fund Class A - a,c	1,642,184	1,742,690	1.60
Polygon European Equity Opportunity Fund Class B - a,c	1,078,184	1,174,323	1.08
Premium Point Mortgage Credit Fund, L.P. - e	138,678	72,032	0.07
Premium Point Offshore Mortgage Credit Fund, Ltd. - e	353,525	202,737	0.19
Prophet Credit Partners LP - c	700,000	842,338	0.77
Prophet Opportunity Partners LP - c	3,800,000	4,340,568	3.99
Seer Capital Partners Fund L.P. - c	4,449,924	4,381,217	4.02
Seer Capital Partners Offshore Fund Ltd. - c	2,700,000	2,905,103	2.67
Solus LLC - a,c	8,185,594	9,439,019	8.67
Third Point Ultra, Ltd. - c	1,195,015	1,217,969	1.12
Tilden Park Investment Fund LP - c,d	1,300,000	1,513,575	1.39
Waterfall Eden Fund, L.P. - a,c	4,249,094	4,621,559	4.24
York European Opportunities Fund LP - c	556,232	583,089	0.54

Total Event Driven	55,601,532	59,691,912	54.82

Relative Value
Atlas Enhanced Fund, Ltd. - b	518,238	528,146	0.48
EJF Debt Opportunities Fund, L.P. - c	6,821,329	7,306,556	6.71
Ellington Mortgage Opportunities Partners, LLC - a,c	2,812,500	3,042,415	2.79
Linden Investors LP - a,c	5,025,000	5,634,454	5.17
MBS Agency Master Fund, L.P. - c	5,000,000	6,013,225	5.52
Metacapital Mortgage Opportunities Fund, L.P. - a,c	317,500	370,097	0.34
Metacapital Mortgage Opportunities Fund, L.P. Class B - a,c	952,500	1,110,290	1.02
Metacapital Rising Rates Fund, L.P. Class B - c	3,000,000	3,142,440	2.89
Midway Market Neutral Institutional Fund LLC - b	2,835,152	3,055,329	2.81
Millennium International, Ltd. - a,c	860,000	910,856	0.84
Parallax Fund LP - c	1,715,000	1,726,883	1.59
SPM Core Fund L.P. - c	1,825,791	2,111,899	1.94
Tempo Volatility Fund LLC - c	1,100,000	1,146,846	1.05

SkyBridge G II Fund, LLC

Schedule of Investments (continued)

December 31, 2016 (Unaudited)

	Cost		Fair Value	% of Shareholders’ Capital
Investments in Investment Funds - **,‡
Relative Value (continued)
Tilden Park Liquid Mortgage Fund LP - a,b	$2,400,000		$2,562,727	2.35%
WAF Offshore Fund, Ltd. - b	3,259,467		3,610,755	3.32

Total Relative Value	38,442,477		42,272,918	38.82

Total Investments in Investment Funds - ***	$94,049,848	†	$101,969,581	93.65

Other Assets, less Liabilities			6,918,858	6.35

Shareholders’ Capital			$108,888,439	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	Subject to gated redemptions.
b	Redemptions permitted monthly.
c	Redemptions permitted quarterly.
d	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
e

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $279,520 (0.27% of total Investments in Investment Funds) of illiquid investments at December 31, 2016.

‡	The Fund’s Investments in Investments Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
**

FASB Accounting Standards Codification 946-210-50-9 requires that the Company provide supplemental information to the Schedule of Investments if the Company’s indirect proportional share of any investment owned by the Investment Funds, individually and collectively, exceeds 5% of the Company’s net assets. Performing this analysis requires obtaining detailed holding information from all significant Investment Funds. However, approximately 21% of the Company’s Investment Funds are non-US corporations which do not provide management with details of their holdings. Accordingly, management’s ability to comply with this requirement is necessarily limited to a review of detailed holding information from domestic partnerships. The Company is able to monitor its diversification requirements under the Internal Revenue Code to ensure ongoing compliance.

***	All Investments in Investment Funds are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$98,852,430

Gross unrealized appreciation	$7,782,662
Gross unrealized depreciation	(4,665,511)

Net unrealized appreciation	$3,117,151

SkyBridge G II Fund, LLC

Notes to Schedule of Investments

December 31, 2016 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge G II Fund, LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of December 31, 2016. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional Equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected

SkyBridge G II Fund, LLC

Notes to Schedule of Investments (continued)

December 31, 2016 (Unaudited)

by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. 100 percent of the Investment Funds in this strategy are illiquid and non-redeemable.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period. Investment funds in this strategy, representing less than 1 percent in this strategy, are illiquid investments with suspended redemptions. Approximately 53 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. Approximately 4 percent of the Investment Funds in this strategy have a current lock-up on liquidity provisions on a greater than quarterly basis. The remaining approximately 43 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 45 to 90 day notice period. Approximately 32 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 68 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The ASU 2015-07 amendments remove the previous requirement to categorize all investments for which fair value is measured using the NAV

SkyBridge G II Fund, LLC

Notes to Schedule of Investments (continued)

December 31, 2016 (Unaudited)

per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The amendments apply to reporting entities that elect to measure the fair value of an investment through the NAV per share (or its equivalent) practical expedient (common practice for investment companies). ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015, and early adoption is permitted. As permitted, the Company has elected to adopt ASU 2015-07 commencing with its March 31, 2016 financial statements. The Company’s investments in Investment Funds carried at fair value in the amount of $101,969,581 have not been categorized in the fair value hierarchy.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/24/17

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/24/17

* Print the name and title of each signing officer under his or her signature.